RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2012
RELATED PARTY TRANSACTIONS

NOTE 5: RELATED PARTY TRANSACTIONS

The parties primarily refer to the shareholders and officers of the Company and corporate entities related to the Company through common ownership.

Note Payable

Note payable to officer amounted to $0 and $2,500 as of September 30, 2012 and December 31, 2011, respectively. The loan was borrowed from the President and Chairman of the Company on July 6, 2010 for short-term with written agreement, unsecured, and bearing an interest of 0.43% per annum. Unpaid interests accrued associated with the note amounted to $0 and $21 as of September 30, 2012 and December 31, 2011, respectively.

On June 30, 2012, the Company entered a loan conversion agreement with its major shareholder, Ms. Kimi Royer, who is also the Chairman and Chief Executive Officer of the Company. Pursuant to the agreement, Ms. Royer agrees to convert the $2,500 loan provided in June 2010 to the Company to additional paid-in capital and to forgive any accrued interest that has accumulated as of June 30, 2012. (See Note 4.) Unpaid interests accrued associated with the note amounted to $24 as of the conversion date was recorded as other income for the nine months ended September 30, 2012.